Derivatives (Schedule Of Designated Instruments Classified As Derivative Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Derivatives Fair Value [Line Items]
Gain Recognized in Accumulated Comprehensive Loss	$ (3,238)	[1],[2]	$ 22,093	[1],[2]	$ 9,075	[1],[2]
Gain Recognized into Earnings					(27,479)	[3]
Derivative Assets [Member]
Derivatives Fair Value [Line Items]
Quantity	18
Swap Contract Notional Amount	376,619
Fair Market Value of Derivative Asset	2,031
Credit Risk Adjustment	36
Adjusted Fair Market Value of Derivative Asset	2,067
Deferred Tax Expense	(273)
Gain Recognized in Accumulated Comprehensive Loss	1,914
Gain Recognized into Earnings	30
Accrued Interest [Member]
Derivatives Fair Value [Line Items]
Fair Market Value of Derivative Asset	(151)
Adjusted Fair Market Value of Derivative Asset	(151)
Interest Rate Swap [Member]
Derivatives Fair Value [Line Items]
Gain Recognized in Accumulated Comprehensive Loss	(19,005)
Gain Recognized into Earnings	(103)
Interest Rate Swap [Member] | Derivative Assets [Member]
Derivatives Fair Value [Line Items]
Quantity	18
Hedge Interest Rates, Lower Range	0.89%
Hedge Interest Rates, Higher Range	1.22%
Swap Contract Notional Amount	376,619
Fair Market Value of Derivative Asset	2,182
Credit Risk Adjustment	36
Adjusted Fair Market Value of Derivative Asset	2,218
Deferred Tax Expense	(273)
Gain Recognized in Accumulated Comprehensive Loss	1,914
Gain Recognized into Earnings	$ 30
Interest Rate Swap [Member] | Minimum [Member] | Derivative Assets [Member]
Derivatives Fair Value [Line Items]
Maturity Dates	Oct. 15, 2017
Interest Rate Swap [Member] | Maximum [Member] | Derivative Assets [Member]
Derivatives Fair Value [Line Items]
Maturity Dates	Nov. 14, 2018

[1]	Deferred tax benefit was $0.6 million for the year ended December 31, 2014. Deferred tax expense was $3.5 million and $1.4 million for the years ended December 31, 2013 and 2012, respectively.
[2]	See Note 8 to Notes to Consolidated Financial Statements.
[3]	Deferred tax expense was $3.9 million for the year ended December 31, 2012.